Subsequent events (Details 4) - bbl bbl in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Entitie 1 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	8,650	7,572	8,549
Revisions of previous estimates	1,682	1,802	(222)
Extensions and discoveries			36
Sales of reserves	(425)	(15)	(42)
Production for the year	(647)	(709)	(749)
Ending balance	9,261	8,650	7,572
Equity Method Investees 1 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	8,657	7,580	8,605
Revisions of previous estimates	1,682	1,802	(222)
Extensions and discoveries			36
Sales of reserves	(425)	(15)	(90)
Production for the year	(648)	(710)	(750)
Ending balance	9,267	8,657	7,580
Brazil [Member] | Consolidated Entitie 1 [Member] | Natural Gas [member]
IfrsStatementLineItems [Line Items]
Beginning balance	8,455	7,547	8,381
Revisions of previous estimates	1,667	1,615	(93)
Extensions and discoveries			36
Sales of reserves	(408)	(15)	(42)
Production for the year	(626)	(692)	(735)
Ending balance	9,088	8,455	7,547
Brazil [Member] | Consolidated Entitie 1 [Member] | Synthetics Gas 1 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	18		12
Revisions of previous estimates		19	(11)
Sales of reserves	(17)
Production for the year	(1)	(1)	(1)
Ending balance		18
South America [Member] | Consolidated Entitie 1 [Member] | Natural Gas [member]
IfrsStatementLineItems [Line Items]
Beginning balance	177	26	156
Revisions of previous estimates	16	167	(119)
Production for the year	(20)	(16)	(12)
Ending balance	173	177	26
North America [Member] | Equity Method Investees 1 [Member] | Natural Gas [member]
IfrsStatementLineItems [Line Items]
Beginning balance	7	8	9
Sales of reserves	(1)
Production for the year	(1)	(1)	(2)
Ending balance	6	7	8
Africa [Member] | Equity Method Investees 1 [Member] | Natural Gas [member]
IfrsStatementLineItems [Line Items]
Beginning balance			47
Sales of reserves			(47)